Inventories - Inventories (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Raw materials	$297,996	$390,281
Work in process	1,645,513	1,686,966
Finished goods	1,416,906	1,061,370
Inventories	$ 3,360,415	$ 3,138,617